Subsequent Events - Additional Information (Details) - Share Purchase Agreement - T&D Financial Life Insurance Company ¥ in Billions	Jun. 04, 2026 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchase	70.20%
Equity interests of acquirer	¥ 132